STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY (Parenthetical) - Flying Eagle Acquisition Corp [Member]	Jan. 24, 2020 $ / shares shares
Shares Issued, Price Per Share | $ / shares	$ 0.002
Class B common stock
Shares subject to forfeiture | shares	2,250,000